RESERVES (Details Narrative) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2022 CNY (¥) shares	Aug. 02, 2023 shares	Mar. 30, 2023 shares	Jan. 13, 2023 shares	Jan. 10, 2023 shares	Jun. 30, 2009 CNY (¥)	Jun. 30, 2009 HKD ($)
IfrsStatementLineItems [Line Items]
Percentage of entity's revenue	10.00%
Number of shares issued | shares	1,062,472	166,667	2,083,333	5,681,820	1,234,568	1,625,000
Escrow deposits	¥ 6.7
Capital reserve	¥ 61.3
Two financial advisors [member]
IfrsStatementLineItems [Line Items]
Number of shares issued | shares	1,521,528
Mr. Wong kung tok [member]
IfrsStatementLineItems [Line Items]
Forego of claim in deposits	¥ 15.6
Amounts payable, related party transactions	40.2						¥ 58.9	$ 67.9
Sound treasure limited [member]
IfrsStatementLineItems [Line Items]
Forego of claim in deposits	15.6
Amounts payable, related party transactions	20.7
Extinguishment of liability	¥ 76.8	¥ 76.8
Top of range [member]
IfrsStatementLineItems [Line Items]
Percentage of entity's revenue	50.00%